DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Segment financial information of Consolidated Income Statement (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment financial information
Revenues	$ 425,493.0	$ 455,234.0	$ 487,067.0
Operating costs without depreciation, amortization and impairment of fixed assets	(292,726.0)	(299,933.0)	(328,666.0)
Adjusted EBITDA	132,767.0	155,301.0	158,401.0
Depreciation, amortization and impairment of fixed assets	(135,554.0)	(124,669.0)	(125,944.0)
Operating (loss) income	(2,787.0)	30,632.0	32,457.0
Earnings (losses) from associates	395.0	749.0	(385.0)
Debt financial expenses	(28,700.0)	(37,280.0)	(34,229.0)
Other financial results, net	16,949.0	10,649.0	23,284.0
Income before income tax expense	43,257.0	4,750.0	21,127.0
Income tax expense	(33,317.0)	(12,454.0)	(29,116.0)
Net income (loss) for the year	9,940.0	(7,704.0)	(7,989.0)
Attributable to:
Controlling Company	8,665.0	(8,626.0)	(9,034.0)
Non-controlling interest	1,275.0	922.0	1,045.0
Eliminations
Segment financial information
Revenues	(2,008.0)	(2,127.0)	(2,515.0)
Operating costs without depreciation, amortization and impairment of fixed assets	2,008.0	2,127.0	2,515.0
Services rendered in Argentina | Restated for inflation
Segment financial information
Revenues	396,219.0	425,367.0	456,727.0
Operating costs without depreciation, amortization and impairment of fixed assets	(276,106.0)	(281,929.0)	(308,393.0)
Adjusted EBITDA	120,113.0	143,438.0	148,334.0
Services rendered in Argentina | Amounts not adjusted for inflation
Segment financial information
Revenues	332,816.0	240,325.0	182,233.0
Operating costs without depreciation, amortization and impairment of fixed assets	(229,554.0)	(158,901.0)	(121,682.0)
Adjusted EBITDA	103,262.0	81,424.0	60,551.0
Services rendered in Argentina | Inflation restatement
Segment financial information
Revenues	63,403.0	185,042.0	274,494.0
Operating costs without depreciation, amortization and impairment of fixed assets	(46,552.0)	(123,028.0)	(186,711.0)
Adjusted EBITDA	16,851.0	62,014.0	87,783.0
Other abroad segments | Restated for inflation
Segment financial information
Revenues	31,282.0	31,994.0	32,855.0
Operating costs without depreciation, amortization and impairment of fixed assets	(18,628.0)	(20,131.0)	(22,788.0)
Adjusted EBITDA	12,654.0	11,863.0	10,067.0
Other abroad segments | Amounts not adjusted for inflation
Segment financial information
Revenues	26,215.0	18,183.0	12,931.0
Operating costs without depreciation, amortization and impairment of fixed assets	(15,514.0)	(11,419.0)	(8,946.0)
Adjusted EBITDA	10,701.0	6,764.0	3,985.0
Other abroad segments | Inflation restatement
Segment financial information
Revenues	5,067.0	13,811.0	19,924.0
Operating costs without depreciation, amortization and impairment of fixed assets	(3,114.0)	(8,712.0)	(13,842.0)
Adjusted EBITDA	$ 1,953.0	$ 5,099.0	$ 6,082.0